Consolidated Statements of Comprehensive Income (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023
Expenses
Consulting fees	$ 416	$ 325
Depreciation	331	202
Directors' fees, employee salaries and benefits	2,397	2,171
Exploration expenses	10,462	8,710
General and administrative	8,315	7,477
Professional fees	2,015	3,833
Adjustments for share-based payments	2,298	3,287
Share of loss in associate	1,458	116
Share of loss on investment in joint venture	70	40
Impairment of exploration and evaluation assets	74	1,809
Recovery on the receipt of mineral property option payments	(2,260)	(2,696)
Expenses (Income), by nature	25,576	25,274
Operating loss	(25,576)	(25,274)
Dividend income	0	856
Investment in NevGold - warrants	0	(180)
Loss on modification of margin loan	0	(422)
Interest income	710	657
Other income (loss)	(41)	24
Financing costs	(49)	(1,266)
Net foreign exchange gain (loss)	(291)	56
Net loss for the year before taxes	(25,247)	(25,549)
Current income tax expense	(1,932)	0
Deferred income tax expense	(168)	(4,900)
Net loss for the year	(27,347)	(30,449)
Profit (loss), attributable to owners of parent	(25,289)	(28,761)
Non-controlling interests	(2,058)	(1,688)
Unrealized income (loss) on short-term investments	8	(14)
Unrealized loss on long-term investments	(6,336)	(30,843)
Deferred tax recovery on long-term investments	838	4,196
Foreign currency translation adjustments	(176)	1,345
Total comprehensive loss for the year	(33,013)	(55,765)
Shareholders of the Company	(31,010)	(54,069)
Non-controlling interests	$ (2,003)	$ (1,696)
Net loss per share, basic and diluted (in CAD per share)	$ (0.13)	$ (0.17)
Weighted average number of shares outstanding, basic and diluted (in shares)	187,833,126	171,903,909